Janus Investment Fund

INTECH Risk-Managed Core Fund
INTECH Risk-Managed Growth Fund
INTECH Risk-Managed International Fund
INTECH Risk-Managed Value Fund

Supplement dated October 28, 2011
to Currently Effective Prospectuses
Dated October 28, 2011

Effective December 7, 2011, this supplement expires.

Effective through December 6, 2011, the following names apply:

Fund Name
INTECH Risk-Managed Core Fund (effective December 7, 2011 - INTECH U.S. Core Fund)
INTECH Risk-Managed Growth Fund (effective December 7, 2011 - INTECH U.S. Growth Fund)
INTECH Risk-Managed International Fund (effective December 7, 2011 - INTECH International Fund)
INTECH Risk-Managed Value Fund (effective December 7, 2011 - INTECH U.S. Value Fund)

The following also applies through December 6, 2011 as noted.

The following is the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the INTECH Risk-Managed Core Fund:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the Fund’s benchmark index, which is the S&P 500® Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH’s mathematical investment process.

The following is the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the INTECH Risk-Managed Growth Fund:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the Fund’s benchmark index, which is the Russell 1000® Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH’s mathematical investment process.

The following is the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the INTECH Risk-Managed Value Fund:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the Fund’s benchmark index, which is the Russell 1000® Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH’s mathematical investment process.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Core Fund

Supplement dated October 28, 2011
to Currently Effective Prospectuses
Dated October 28, 2011

Effective December 7, 2011, this supplement expires.

Effective through December 6, 2011, the following name applies:

Fund Name
INTECH Risk-Managed Core Fund (effective December 7, 2011 - INTECH U.S. Core Fund)

The following also applies through December 6, 2011 as noted.

The following is the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the INTECH Risk-Managed Core Fund:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the Fund’s benchmark index, which is the S&P 500® Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH’s mathematical investment process.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Growth Fund

Supplement dated October 28, 2011
to Currently Effective Prospectuses
Dated October 28, 2011

Effective December 7, 2011, this supplement expires.

Effective through December 6, 2011, the following name applies:

Fund Name

INTECH Risk-Managed Growth Fund (effective December 7, 2011 - INTECH U.S. Growth Fund)

The following also applies through December 6, 2011 as noted.

The following is the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the INTECH Risk-Managed Growth Fund:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the Fund’s benchmark index, which is the Russell 1000® Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH’s mathematical investment process.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed International Fund

Supplement dated October 28, 2011
to Currently Effective Prospectuses
Dated October 28, 2011

Effective December 7, 2011, this supplement expires.

Effective through December 6, 2011, the following name applies:

  INTECH Risk-Managed International Fund (effective December 7, 2011 - INTECH International Fund)

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Value Fund

Supplement dated October 28, 2011
to Currently Effective Prospectuses
Dated October 28, 2011

Effective December 7, 2011, this supplement expires.

Effective through December 6, 2011, the following name applies:

Fund Name
INTECH Risk-Managed Value Fund (effective December 7, 2011 - INTECH U.S. Value Fund)

The following also applies through December 6, 2011 as noted.

The following is the first paragraph under “Principal Investment Strategies” in the Fund Summary section of the Prospectus for the INTECH Risk-Managed Value Fund:

Principal Investment Strategies
The Fund invests primarily in common stocks from the universe of the Fund’s benchmark index, which is the Russell 1000® Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH’s mathematical investment process.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH Risk-Managed Core Fund
INTECH Risk-Managed Growth Fund
INTECH Risk-Managed International Fund
INTECH Risk-Managed Value Fund

Supplement dated October 28, 2011
to Currently Effective Statement of Additional Information
Dated October 28, 2011

Effective December 7, 2011, this supplement expires.

Effective through December 6, 2011, the following names apply:

Fund Name
INTECH Risk-Managed Core Fund (effective December 7, 2011 - INTECH U.S. Core Fund)
INTECH Risk-Managed Growth Fund (effective December 7, 2011 - INTECH U.S. Growth Fund)
INTECH Risk-Managed International Fund (effective December 7, 2011 - INTECH International Fund)
INTECH Risk-Managed Value Fund (effective December 7, 2011 - INTECH U.S. Value Fund)

Please retain this Supplement with your records.